Borrowings and SAFE Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Borrowings and SAFE Agreements [Abstract]
Schedule of Convertible Notes	The Company’s borrowings consisted of the following (in thousands):
	As of
	March 31,	December 31,
	2024	2023
2018 Bridge Notes	$11,376	$11,031
Revolver Loan	5,290	5,168
Secured Credit Facility	12,699	12,158
Polar Settlement Agreement	—	300
Total Notes payable	29,365	28,657
Debt in CS Solis	35,840	33,280
Total notes payable and convertible notes, net	65,205	61,937
Less current portion	(65,205)	(61,937)
Notes payable and convertible notes, net of current portion	$—	$—
As of December 31, 2023 and 2022, the Company’s notes payable and convertible notes consisted of the following (in thousands):
	As of December 31,
	2023	2022
2018 Bridge Notes	$11,031	$9,780
Revolver Loan	5,168	5,000
Secured Credit Facility	12,158	5,623
Polar Settlement Agreement	300	—
Total Notes payable	28,657	20,403
Debt in CS Solis	33,280	25,204
2022 Convertible Notes	—	3,434
2022 Convertible Notes due to related parties	—	15,510
Total notes payable and convertible notes, net	61,937	64,551
Less current portion	(61,937)	(20,403)
Notes payable and convertible notes, net of current portion	$—	$44,148